General Information	12 Months Ended
Dec. 31, 2017
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General Information
1.	GENERAL INFORMATION

Advanced Semiconductor Engineering, Inc. (the “Company”), a corporation incorporated under the laws of Republic of China (the “ROC”), and its subsidiaries (collectively referred to as the “Group”) offer a comprehensive range of semiconductors packaging, testing, and electronic manufacturing services (“EMS”).

The Company’s ordinary shares are listed on the Taiwan Stock Exchange (the “TSE”) under the symbol “2311”. Since September 2000, the ordinary shares of the Company have been traded on the New York Stock Exchange (the “NYSE”) under the symbol “ASX” in the form of American Depositary Shares (“ADS”). The ordinary shares of its subsidiary, Universal Scientific Industrial (Shanghai) Co., Ltd (the “USISH”), are listed on the Shanghai Stock Exchange (the “SSE”) under the symbol “601231”.

The consolidated financial statements are presented in the Company’s functional currency, New Taiwan dollar (NT$).